Financial Instruments, Financial Risks and Capital Management (Details) - Schedule of Financial Instruments - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Financial assets at amortized cost	€ 2,858,701	€ 383,890
Financial liabilities
Financial liabilities at amortized cost	4,573,697	896,422
Lease liabilities	€ 708,922	€ 307,410